Application of Amendments To International Financial Reporting Standards ("IFRSs")	12 Months Ended
Apr. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of Amendments To International Financial Reporting Standards ("IFRSs")
2.	APPLICATION OF AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRSs”)
Application of amendments to IFRSs
In the year ended April 30, 2023, the Group has applied the following amendments to IFRSs issued by the International Accounting Standards Board (“IASB”) for the first time, which are mandatorily effective for the Group’s annual period beginning on May 1, 2022 for the preparation of the Group’s consolidated financial statements:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Plant and Equipment – Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Amendments to IFRS Standards	Annual Improvements to IFRS Standards 2018-2020
In May 2023, the IASB has issued the amendments to IAS 12
International Tax Reform – Pillar Two Model Rules
, IAS 12 paragraphs 4A and 88A are immediately effective upon issue of the amendments.

Except as described below, the amendments to IFRSs in the year ended April 30, 2023 has had no material impact on the Group’s financial positions and performance for the current and prior periods and/or on the disclosures set out in these consolidated financial statements.
Impacts on application of Amendments to IFRS 3
Reference to the Conceptual Framework
The Group has applied the amendments to business combinations for which the acquisition date was on or after May 1, 2022. The amendments update a reference in IFRS 3
Business Combinations
so that it refers to the
Conceptual Framework for Financial Reporting
issued by IASB in March 2018 (the “Conceptual Framework”) instead of the International Accounting Standards Committee’s
Framework for the
Preparation and Presentation of Financial Statements
(replaced by the
Conceptual Framework for
Financial Reporting
issued in September 2010), add a requirement that, for transactions and events within the scope of IAS 37
Provisions, Contingent Liabilities and Contingent Assets
or IFRIC 21
Levies
, an acquirer applies IAS 37 or IFRIC 21 instead of the Conceptual Framework to identify the liabilities it has assumed in a business combination and add an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.
The application of the amendments in the current year has had no impact on the Group’s consolidated financial statements.
New and revised IFRSs in issue but not yet effective
The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

IFRS 17 (including the June 2020 and December 2021 Amendments to IFRS 17)	Insurance Contracts 1
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 2
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback 3
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 3
Amendments to IAS 1	Non-current Liabilities with Covenants 3
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 1
Amendments to IAS 8	Definition of Accounting Estimates 1
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 1
Amendments to IAS 12	International Tax Reform – Pillar Two Model Rules 4
Amendments to IAS 21	Lack of Exchangeability 5

1	Effective for annual periods beginning on or after January 1, 2023.
2	Effective for annual periods beginning on or after a date to be determined.
3	Effective for annual periods beginning on or after January 1, 2024.
4	Effective for annual periods beginning on or after January 1, 2023 (except for IAS 12 paragraphs 4A and 88A which are immediately effective upon issue of the amendments).
5	Effective for annual periods beginning on or after January 1, 2025.

Except for the impact mentioned below, the directors of the Company anticipate that application of the other new and amendments to IFRSs will have no material impact on the Group’s financial position and financial performance when they become effective.
Amendments to IAS 1
Classification of Liabilities as Current or Non-current
(the “2020 Amendments”) and Amendments to IAS 1
Non-current Liabilities with Covenants
(the “2022 Amendments”)
The 2020 Amendments provide clarification and additional guidance on the assessment of right to defer settlement for at least twelve months from reporting date for classification of liabilities as current or non-current,
which:

•
clarify that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current only if the entity recognizes the option separately as an equity instrument applying IAS 32
Financial Instruments: Presentation
.

•
specify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. Specifically, the amendments clarify that the classification should not be affected by management intentions or expectations to settle the liability within 12 months.

For rights to defer settlement for at least twelve months from reporting date which are conditional on the compliance with covenants, the requirements introduced by the 2020 Amendments have been modified by the 2022 Amendments. The 2022 Amendments specify that only covenants with which an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date. Covenants which are required to comply with only after the reporting period do not affect whether that right exists at the end of the reporting period.
In addition, the 2022 Amendments specify the disclosure requirements about information that enables users of financial statements to understand the risk that the liabilities could become repayable within twelve months after the reporting period, if the entity classifies liabilities arising from loan arrangements as non-current when the entity’s right to defer settlement of those liabilities is subject to the entity complying with covenants within twelve months after the reporting period.
The 2022 Amendments also defer the effective date of applying the 2020 Amendments to annual reporting periods beginning on or after 1 January 2024. The 2022 Amendments, together with the 2020 Amendments, are effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. If an entity applies the 2020 amendments for an earlier period after the issue of the 2022 Amendments, the entity should also apply the 2022 Amendments for that period.
Based on the Group’s outstanding liabilities as at April 30, 2023 and the related terms and conditions stipulated in the agreements between the Group and the related lenders, the application of the 2020 and 2022 Amendments will not result in reclassification of the Group’s liabilities.
Amendments to IAS 1 and IFRS Practice Statement 2
Disclosure of Accounting Policies
IAS 1 is amended to replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The amendments also clarify that accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. If an entity chooses to disclose immaterial accounting policy information, such information must not obscure material accounting policy information.
IFRS Practice Statement 2
Making Materiality Judgements
(the “Practice Statement”) is also amended to illustrate how an entity applies the “four-step materiality process” to accounting policy disclosures and to judge whether information about an accounting policy is material to its financial statements. Guidance and examples are added to the Practice Statement.
The application of the amendments is not expected to have significant impact on the financial position or performance of the Group but may affect the disclosures of the Group’s significant accounting policies. The impacts of application, if any, will be disclosed in the Group’s future consolidated financial statements.
Amendments to IAS 8
Definition of Accounting Estimates
The amendments define accounting estimates as “monetary amounts in financial statements that are subject to measurement uncertainty”. An accounting policy may require items in financial statements to be measured in a way that involves measurement uncertainty — that is, the accounting policy may require such items to be measured at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, an entity develops an accounting estimate to achieve the objective set out by the accounting policy. Developing accounting estimates involves the use of judgements or assumptions based on the latest available, reliable information.
In addition, the concept of changes in accounting estimates in IAS 8 is retained with additional clarifications.
The application of the amendments is not expected to have significant impact on the Group’s consolidated financial statements.